Summarized Quarterly Financial Information (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summarized Quarterly Financial Information [Abstract]
Interest income	$ 28,884	$ 28,432	$ 27,466	$ 27,430	$ 27,441	$ 28,370	$ 28,323	$ 28,754	$ 112,212	$ 112,888	$ 121,916
Taxable equivalent adjustment	183	185	198	208	215	212	240	248
Interest income (FTE)	29,067	28,617	27,664	27,638	27,656	28,582	28,563	29,002
Interest expense	3,360	3,557	3,625	3,908	4,216	4,799	5,803	5,940	14,450	20,758	27,628
Net Interest Income	25,707	25,060	24,039	23,730	23,440	23,783	22,760	23,062
Provision for loan losses	1,775	975	1,675	1,950	2,229		1,286	1,086	6,375	4,600	7,093
Investment securities gains (losses)		458	528	(31)	(917)	272	3,128		954	2,483	(4,667)
Noninterest income	14,266	13,621	13,262	13,149	13,045	13,259	13,409	12,662	55,257	54,860	48,939
Noninterest expense	21,273	21,846	24,763	19,515	18,685	19,688	22,912	19,858	87,401	81,141	78,721
Income before income tax expense	16,925	16,318	11,391	15,383	14,654	17,626	15,099	14,780
Income tax expense	5,848	5,526	3,780	5,144	4,787	5,837	5,029	4,918	20,298	20,571	18,453
Net Income Available to Common Shareholders	10,894	10,607	7,413	10,031	9,652	11,577	9,830	9,614	38,945	40,678	38,960
Net earnings available to common shareholders	$ 10,809	$ 10,523	$ 7,354	$ 9,955	$ 9,582	$ 11,494	$ 9,761	$ 9,546
Basic earnings per common share	$ 0.73	$ 0.71	$ 0.50	$ 0.68	$ 0.65	$ 0.77	$ 0.65	$ 0.62	$ 2.63	$ 2.68	$ 2.48
Diluted earnings per common share	$ 0.73	$ 0.71	$ 0.50	$ 0.67	$ 0.65	$ 0.76	$ 0.64	$ 0.62	$ 2.61	$ 2.67	$ 2.47
Basic	14,755	14,751	14,680	14,679	14,743	15,003	15,120	15,380	14,714	15,055	15,589
Diluted	14,837	14,834	14,759	14,759	14,814	15,071	15,193	15,462	14,796	15,130	15,651